RELATED PARTY TRANSACTIONS (Details Narrative) - CAD ($)	Apr. 30, 2022	Sep. 30, 2022	Sep. 30, 2021
IfrsStatementLineItems [Line Items]
Number of common shares beneficially owned	326,740
Payment of promissory notes	$ 2,018,568
Number of common shares issued	310,000
Three D Capital [Member]
IfrsStatementLineItems [Line Items]
Number of common shares beneficially owned		1,213,538
Number of common shares beneficially owned, percentage		7.50%	9.14%
Three D Capital [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Number of common shares beneficially owned		8,662,347	7,383,278
Related parties [member]
IfrsStatementLineItems [Line Items]
Number of common shares beneficially owned		1,279,069
Investment		$ 2,427,076	$ 374,123